Convertible Notes Payable (Details) (USD $)	Oct. 31, 2013	Jul. 31, 2013
Convertible notes payable	$ 402,800	$ 270,000
Note 1
Convertible notes payable	100,000	100,000
Note 2
Convertible notes payable	129,800	115,000
Note 3
Convertible notes payable	50,000	55,000
Note 4
Convertible notes payable	48,000
Note 5
Convertible notes payable	42,500
Note 6
Convertible notes payable	$ 32,500